Annual Total Returns - Fidelity Flex Conservative Income Bond Fund [BarChart] - 08.31 Fidelity Flex Conservative Income Bond Fund Retail PRO -05 - Fidelity Flex Conservative Income Bond Fund	Oct. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	May 31, 2018
Fidelity Flex Conservative Income Bond Fund
Bar Chart Table:
Annual Return 2019	3.20%
Annual Return 2020	1.35%